Segment Information - Schedule of Result of Non-Current Assets and Main Services and Products by Geographic Region (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Non-current assets	R$ 36,734	R$ 33,190
Income related to interest and similar	332,062	271,126	R$ 255,962
Income from insurance contracts and private pension	8,731	6,982	6,613
Commissions and Banking Fees	46,997	47,071	45,731
Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Non-current assets	30,646	27,940
Income related to interest and similar	278,006	219,281	221,534
Income from insurance contracts and private pension	8,731	6,982	6,613
Commissions and Banking Fees	41,062	41,888	41,147
Abroad
Disclosure of disaggregation of revenue from contracts with customers [line items]
Non-current assets	6,088	5,250
Income related to interest and similar	54,056	51,845	34,428
Income from insurance contracts and private pension	0	0	0
Commissions and Banking Fees	R$ 5,935	R$ 5,183	R$ 4,584